SHARE-BASED COMPENSATION - Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($) Year	Dec. 31, 2018 CAD ($) Year	Dec. 31, 2017 CAD ($) Year
Disclosure Of Share Based Compensation [Abstract]
Weighted average share price | $	$ 0.65	$ 0.05	$ 0.06
Risk-free interest rate	1.40%	1.32%	0.60%
Expected share price volatility	103.00%	103.00%	85.00%
Expected option life in years | Year	5	5	5
Forfeiture rate	0.00%	0.00%	0.00%
Expected dividend yield	0.00%	0.00%	0.00%